Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings (Loss) Per Share [Abstract]
Schedule of basic and diluted earnings (loss) per share
	For the years ended December 31,
	2017	2018	2019
	$	$	$
Numerator:
Net income (loss) from continuing operations	(12,790)	(69,058)	(31,583)
Less: Net income (loss) attributable to noncontrolling interest from continuing operation	(82)	(104)	5
Net income (loss) from continuing operations attributable to Borqs Technologies, Inc.	(12,708)	(68,954)	(31,588)
Accretion to redemption value of preferred shares for continuing operations	(6,956)	-	-

Net (loss) income from continuing operations attributable to Borqs Technologies, Inc.’s ordinary shareholders	(19,664)	(68,954)	(31,588)

Net (loss) income from discontinued operations	431	(2,941)	(4,151)
Less: Net (loss) income attributable to noncontrolling interest from discontinued operation	292	(131)	(1,329)
Net (loss) income from discontinued operations attributable to Borqs Technologies, Inc.	139	(2,810)	(2,822)

Net loss attributable to Borqs Technologies, Inc.’s ordinary shareholders	(19,525)	(71,764)	(34,409)

Denominator:
Weighted-average number of ordinary shares—basic	12,842,671	31,200,056	35,919,014
Weighted-average number of ordinary shares—diluted	12,842,671	31,200,056	35,919,014

Weighted-average number of shares outstanding from discontinued operations—basic	12,842,671	31,200,056	35,919,014
Weighted-average number of shares outstanding from discontinued operations—diluted	12,842,671	31,200,056	35,919,014

Net earnings (loss) per share from continuing operations attributable to Borqs Technologies, Inc.
Earnings (loss) per share—Basic:	(1.53)	(2.21)	(0.88)
Earnings (loss) per share—Diluted:	(1.53)	(2.21)	(0.88)

Net (loss) earnings per share from discontinued operations attributable to Borqs Technologies, Inc.
(Loss) earnings per share—Basic:	0.01	(0.09)	(0.08)
(Loss) earnings per share—Diluted:	0.01	(0.09)	(0.08)

Net loss per share attributable to Borqs Technologies, Inc.
Loss per share—Basic:	(1.52)	(2.30)	(0.96)
Loss per share—Diluted:	(1.52)	(2.30)	(0.96)